CAPITAL AND RESERVES (Details Narrative) - USD ($) $ in Thousands, shares in Millions	3 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	May 01, 2024	Dec. 31, 2023	May 18, 2023	May 19, 2022
IfrsStatementLineItems [Line Items]
Number of shares issued	14.1		189.0		180.0	178.3
Issuance of common shares	2.7	0.1
Issuance of common	$ 15,100	$ 400
Treasury shares	1,228			$ 257
Capital reserve [member]
IfrsStatementLineItems [Line Items]
Treasury shares	$ 194			$ 175